Overlay Shares Short Term Bond ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
Vanguard Short-Term Corporate Bond ETF(a)(b)		765,032	$58,463,745
TOTAL EXCHANGE TRADED FUNDS (Cost $61,889,594)			58,463,745

OPTIONS PURCHASED - 0.0%	Notional	Contracts(f)	Value
Put Options - 0.0%(c)(d)(e)			$–
S&P 500 Index		–	$–
Expires December 4, 2023 at $4,400.00	11,419,500	25	438
Expires December 6, 2023 at $4,375.00	11,419,500	25	1,125
Expires December 8, 2023 at $4,375.00	11,419,500	25	3,250
Expires December 11, 2023 at $4,400.00	11,876,280	26	6,175
Expires December 13, 2023 at $4,390.00	11,876,280	26	11,830
Total Put Options			22,818
TOTAL OPTIONS (Cost $55,093)			22,818

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%		Shares
First American Government Obligations Fund - Class X, 5.29%(g)		562,335	562,335
TOTAL SHORT-TERM INVESTMENTS (Cost $562,335)			562,335

TOTAL INVESTMENTS - 100.8% (Cost $62,507,022)			$59,048,898
Liabilities in Excess of Other Assets - (0.8)%			(465,351)
TOTAL NET ASSETS - 100.0%			$58,583,547

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $16,469,809.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.
(f)	Each contract has a multiplier of 100.
(g)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Overlay Shares Short Term Bond ETF
Schedule of Written Options
as of November 30, 2023 (Unaudited)

Options Written - (0.3)% (a)	Notional	Contracts(b)	Value
Put Options - (0.3)%
S&P 500 Index	0	0	–
Expires December 4, 2023 at $4,535.00	$11,419,500	25	$15,500
Expires December 6, 2023 at $4,500.00	11,419,500	25	11,500
Expires December 8, 2023 at $4,510.00	11,419,500	25	24,875
Expires December 11, 2023 at $4,530.00	11,876,280	26	42,510
Expires December 13, 2023 at $4,520.00	11,876,280	26	53,170
Total Put Options			147,555
Total Options Written (Premiums received $284,546)			147,555

(a)     Exchange-traded.
(b)     Each contract has a multiplier of 100.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Overlay Shares Short Term Bond ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$58,463,745	$–	$–	$58,463,745
Options	–	22,818	–	22,818
Money Market Funds	562,335	–	–	562,335
Total Investments	$59,026,080	$22,818	$–	$59,048,898

Investments Sold Short:
Options	$–	$147,555	$–	$147,555
Total Investments Sold Short	$–	$147,555	$–	$147,555